Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Financial Information Including Segment Expenses

The following table presents financial information, including significant segment expenses, which are regularly provided to the CODM and included within segment and consolidated net loss:

	For the Years Ended December 31,
	2022	2023	2024	2024
	S$	S$	S$	$
Revenue
Commercial customers	569,778	1,773,491	575,820	421,475
Residential customers	6,646,174	11,579,522	8,235,826	6,028,273
Total revenue	7,215,952	13,353,013	8,811,646	6,449,748

Cost of revenue
Subcontracting costs	(2,211,850)	(4,320,487)	(3,938,327)	(2,882,687)
Material costs	(1,304,867)	(2,114,698)	(1,560,316)	(1,142,084)
Labor costs	(921,151)	(1,280,955)	(1,367,808)	(1,001,177)
Equipment rental and site costs	(260,300)	(367,034)	(323,209)	(236,576)
Other direct costs	(469,420)	(628,274)	(717,894)	(525,468)
Total cost of revenue	(5,167,588)	(8,711,448)	(7,907,554)	(5,787,992)
Gross profit	2,048,364	4,641,565	904,092	661,756

Operating expenses
Staff expenses	(798,910)	(832,317)	(983,540)	(719,909)
Depreciation and amortization	(65,502)	(66,965)	(23,364)	(17,101)
Lease expenses	(127,832)	(136,832)	(179,832)	(131,629)
Insurance and medical expenses	(93,637)	(82,159)	(65,245)	(47,757)
Transport and entertainment	(65,423)	(80,808)	(35,276)	(25,821)
Professional fees	(9,989)	(378,778)	(686,744)	(502,667)
Other miscellaneous expenses	(165,831)	(142,296)	(54,292)	(39,740)
Total operating expenses	(1,327,124)	(1,720,155)	(2,028,293)	(1,484,624)

Income (loss) from operations	721,240	2,921,410	(1,124,201)	(822,867)

Other income (expenses)
Interest expenses, net	(42,938)	(78,069)	(108,673)	(79,544)
Other income	50,478	24,834	35,786	26,194
Total other income (expense), net	7,540	(53,235)	(72,887)	(53,350)

Income (loss) before income taxes	728,780	2,868,175	(1,197,088)	(876,218)
Income tax (expenses) benefit	(111,055)	(478,009)	165,950	121,468
Net income (loss)	617,725	2,390,166	(1,031,138)	(754,750)